Risk management - Maximum exposure to credit risk (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 361,932,872	[1]	$ 304,503,510	₩ 320,106,078	[1]
Financial assets at FVTPL	[2]	8,280,427			10,513,926
Financial assets at FVTOCI		38,126,977			28,948,141
Securities at amortized cost		17,086,274		14,375,125	17,020,839
Derivative assets (Designated for hedging)		106,764		$ 89,823	174,820
Off balance sheet item
Off-balance accounts		127,402,271			123,898,136
Total		552,935,585			500,661,940
Financial guarantee		3,960,383			4,163,382
Korean treasury and government agencies
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	14,934,813			9,725,719
Banks
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	24,733,020			19,493,189
Corporates
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	131,027,256			114,131,994
Consumers
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	191,237,783			176,755,176
Deposits
Categories of financial assets
Financial assets at FVTPL	[2]	65,072			48,796
Debt securities
Categories of financial assets
Financial assets at FVTPL	[2]	2,743,239			2,887,097
Loans
Categories of financial assets
Financial assets at FVTPL	[2]	667,467			676,291
Derivative assets
Categories of financial assets
Financial assets at FVTPL	[2]	4,803,131			6,901,742
Others
Categories of financial assets
Financial assets at FVTPL	[2]	1,518			0
Debt securities at FVTOCI
Categories of financial assets
Financial assets at FVTOCI		38,126,977			28,948,141
Debt securities at amortized cost
Categories of financial assets
Securities at amortized cost		17,086,274			17,020,839
Derivative assets (Designated for hedging)
Categories of financial assets
Derivative assets (Designated for hedging)		106,764			174,820
Guarantees
Off balance sheet item
Off-balance accounts	[3]	12,987,809			11,809,456
Unused loan commitments
Off balance sheet item
Off-balance accounts		₩ 114,414,462			₩ 112,088,680

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	As of December 31, 2020 and 2021, the financial guarantee amounts of 4,163,382 million Won and 3,960,383 million Won are included, respectively.